Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities

6.	DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash, cash equivalents and restricted cash equivalents consist of:

	2019	2018
Bank term deposits and bankers’ acceptances	$724	$314
Cash	552	370

Cash and cash equivalents	$1,276	$684
Restricted cash equivalents included in prepaid expenses [note 1 7 ]	116	118

	$1,392	$802

[b]	Items not involving current cash flows:

	2019	2018
Depreciation and amortization	$1,345	$1,278
Amortization of other assets included in cost of goods sold	257	172
Impairment charges [note 4]	727	74
Other non-cash charges	89	7
Deferred income taxes [note 1 2 ]	7	31
Dividends received in excess of equity income	69	33
Non-cash portion of Other expense, net [note 4]	(518)	(56)

	$1,976	$1,539

[c]	Changes in operating assets and liabilities:

	2019	2018
Accounts receivable	$629	$(351)
Inventories	104	(92)
Prepaid expenses and other	(21)	9
Accounts payable	(519)	265
Accrued salaries and wages	(34)	(3)
Other accrued liabilities	97	105
Income taxes payable	96	(86)

	$352	$(153)